Income Tax - Income tax liabilities (Details 4) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Income Tax - Income Tax Liabilities Details 3
Non-current	$ 2,595	$ 2,595
Current	7	7
Total	$ 2,602	$ 2,602